Noncontrolling Interests Subject to Put Provisions	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

11. Noncontrolling Interests Subject to Put Provisions and Other Temporary Equity

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners’ discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners’ noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At September 30, 2015 and December 31, 2014, the Company’s potential obligations under these put options were $957.915 and $824.658. At September 30, 2015 and December 31, 2014, put options with an aggregate purchase obligation of $180.161 and $123.846, respectively, were exercisable. One put option was exercised for a total consideration of $474 during the first nine months of 2015.

The following is a roll forward of noncontrolling interests subject to put provisions for the nine months ended September 30, 2015 and the year ended December 31, 2014:

	September 30,2015	December 31, 2014

Beginning balance as of January 1,	$824.658	$648.251
Contributions to noncontrolling interests	(118.903)	(142.696)
Purchase/ sale of noncontrolling interests	(286)	83.252
Contributions from noncontrolling interests	8.705	16.064
Changes in fair value of noncontrolling interests	132.290	89.767
Net income	113.556	133.593
Other comprehensive income (loss)	(2.105)	(3.573)
Ending balance as of September 30, 2015 and December 31, 2014	$957.915	$824.658